Stock Option, Restricted Stock Incentive, And Dividend Reinvestment Plans (Summary Of Stock Option Plans Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009
Stock Option, Restricted Stock Incentive, And Dividend Reinvestment Plans [Abstract]
January 1, 2011, Options Outstanding	11,588,747
Options granted, Options Outstanding	1,005,224	0	0
Options forfeited, Options Outstanding	(65,653)
Options expired, Options Outstanding	(2,077,173)
December 31, 2011, Options Outstanding	10,451,145	11,588,747
Options exercisable, Options Outstanding	9,259,031
Options expected to vest, Options Outstanding	1,186,849
January 1, 2011, Weighted Average Exercise Price	$ 26.86
Options granted, Weighted Average Exercise Price	$ 11.85
Options forfeited, Weighted Average Exercise Price	$ 17.25
Options expired, Weighted Average Exercise Price	$ 32.03
December 31, 2011, Weighted Average Exercise Price	$ 23.98	$ 26.86
Options exercisable, Weighted Average Exercise Price	$ 25.73
Options expected to vest, Weighted Average Exercise Price	$ 11.62
December 31, 2011, Weighted Average Remaining Contractual Term (years)	4.16
Options exercisable, Weighted Average Remaining Contractual Term (years)	3.99
Options expected to vest, Weighted Average Remaining Contractual Term (years)	5.43
December 31, 2011, Aggregate Intrinsic Value	$ 96
Options exercisable, Aggregate Intrinsic Value	$ 96